Average Annual Total Returns - Global Strategy Fund	None 1 Year	None 5 Years	None 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	JPM GBI Global (unhedged) (reflects no deduction for fees, expenses or taxes) 1 Year	JPM GBI Global (unhedged) (reflects no deduction for fees, expenses or taxes) 5 Years	JPM GBI Global (unhedged) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI (net) (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI (net) (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI (net) (reflects no deduction for fees or expenses) 10 Years
Total	3.62%	4.54%	5.34%	14.40%	9.46%	6.68%	9.68%	4.62%	2.46%	16.25%	12.26%	9.13%